INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Intangible Assets And Goodwill
Indefinite lived intangible assets and goodwill	$ 725,668	$ 399,338
Additions - grower licenses		326,330
Indefinite lived intangible assets and goodwill	$ 725,668	$ 725,668